Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Balances and Transactions with Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 22 - BALANCES AND TRANSACTIONS WITH RELATED PARTIES

A.	Balances with related parties

	December 31
	2024	2023

Accounts payable and accruals (included in employees and liabilities in respect thereof)	122	131

Loans from related parties (see Note 10)	-	43

B.	Benefits to related parties

	For the year ended December 31,
	2024	2023	2022

Payroll and related expenses in respect of employed related parties (*)	758	868	443

Number of related parties	3	4	3

(*)	Including $147 and $500 in share-based payment in 2024 and 2023 respectively.

C.	Benefits to senior officers

	For the year ended December 31,
	2024	2023	2022

Short-term benefits (*)	1,092	3,656	471

No. of recipients	3	3	3

(*)	Including $505 in share-based payment in 2024 and $3,216 in 2023.
D.	Profit and loss data (*)

	For the year ended December 31,
	2024	2023	2022

Cost of revenue	233	233	107

Research and development expenses	78	421	182

Selling and marketing expenses	733	2,796	330

General and administrative expenses	806	1,074	295

(*)	Including benefits to related parties and officers, included in subsections b and c above.

E.	Employment terms of related parties

(1)	In 2005, SOS entered into an employment agreement with Mr. Nir Klein (as amended on August 29, 2013); under the agreement, Mr. Klein serves as SOS’s CEO on a full-time basis, in consideration for a gross monthly salary of $11 (NIS 35 thousand) (CPI-linked), plus social benefits, car maintenance, mobile phone and a laptop, and reimbursement of reasonable expenses expensed as part of doing his job. The agreement was amended in January 2024 for a gross salary of $16 (NIS 60 thousand) and is for an unlimited term, and each party is entitled to conclude it by prior notice in writing, two months in advance. It was also set out in the agreement that upon the conclusion of his employment with SOS for a reason that does not establish cause for termination pursuant to the terms of the agreement, Mr. Klein will be entitled to an advance notice period of four additional months. Furthermore, Mr. Klein will also be entitled to an annual bonus subject to meeting targets as defined by the Company’s board of directors; in the reporting periods, such targets were not defined, and therefore Mr. Klein was not entitled to a bonus.

With regards to the award of options to Mr. Klein in respect of his service as the Company’s CEO, see Note 17.A. above.

With regard to Mr. Klein’s announcement to the effect that he waives the Company’s debt to him in respect of salary that has not yet been paid to him - see Note 10.B.

(2)	In 2005, SOS entered into an employment agreement with Ms. Gal Nir Klein, the wife of Mr. Nir Klein, who serves as the Company’s CEO. Under the agreement, Ms. Klein serves as SOS’s VP Marketing and Sales Israel on a full-time basis, in consideration for a gross monthly salary of $6 (NIS 22 thousand) (CPI-linked), plus social benefits, car maintenance, mobile phone and a laptop, and reimbursement of reasonable expenses expensed as part of doing her job. The agreement was amended on January 2024 for a gross salary of 10 (NIS 39 thousand) and is for an unlimited term, and each party is entitled to conclude it by prior notice in writing, two months in advance. It was also set in out in the agreement that upon the conclusion of her employment with SOS for a reason that does not establish cause for termination pursuant to the terms of the agreement, Ms. Klein will be entitled to an advance notice period of 4 additional months. Furthermore, Ms. Klein will also be entitled to commission from sales and an annual bonus subject to meeting targets as defined by the Company’s board of directors; in the reporting periods, such targets were not defined, and therefore Ms. Klein was not entitled to a bonus.

With regard to the award of options to Ms. Klein in respect of her service in SOS as stated above - see Note 17.A. above.

(3)	In January 2024, Silynxcom entered into an agreement with Mr. Ron Klein, the brother of Mr. Nir Klein. Under the agreement, Mr. Ron Klein serves as the Company’s chairman of the board of directors, in consideration for a monthly payment of $7 (NIS 25 thousand).

With regard to the award of options to Mr. Klein in respect of his service as Silynxcom’s chairman of the board - see Note 17.A. above.

F.	On the Company’s incorporation date (August 22, 2021) Mr. Ron Klein, Mr. Nir Klein and Mr. Ilan Akselrod were appointed as chairman of the Company’s board of directors, Company’s CEO and Director, and Company’s CFO, respectively.

G.	With regard to loans provided to the Company by interested parties thereof, and the waiver of some of the aforesaid loans subject to the completion of the IPO - see Note 10.